PROPERTY PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 13,892
Ending Balance	13,650	$ 13,892
Right-of-use assets	1,291
Impairment expense	137
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	16,502	8,415
Additions	997	1,529
Dispositions	161	772
Acquisitions through business combinations	12	6,577
Transfers and assets reclassified as held for sale	(24)	(332)
Changes in accounting policy	0	978
Foreign currency translation	(376)	107
Ending Balance	16,950	16,502
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,610)	(1,468)
Depreciation/depletion/impairment expense	(846)	(1,407)
Dispositions	72	263
Transfers and assets reclassified as held for sale	9	62
Foreign currency translation	75	(60)
Ending Balance	$ (3,300)	$ (2,610)